Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and marketing expenses
Schedule of selling and marketing expenses

	2024	2023	2022
Advertising costs	(200,824)	(218,351)	(146,449)
Employee benefits expenses	(6,770)	(7,387)	(6,225)
Depreciation and amortization	(1,498)	(524)	(514)
	(209,092)	(226,262)	(153,188)